Restricted Cash	12 Months Ended
Dec. 31, 2017
Restricted Cash [Abstract]
RESTRICTED CASH

Note 5 – RESTRICTED CASH

The current portion of restricted cash includes the bank deposit pledged for the bank acceptance notes issued to suppliers in the amount of $1,499,990, deposits for guarantee service provided by Yantai Financing Guarantee Co., Ltd. in the amount of $153,695 and certificate of deposits of $5,100,000 in the offshore bank account of Newater HK pledged for the short term loan of $4,610,845 (RMB 30,000,000) obtained from Industrial and Commercial Bank of China. Also see Note 12 for details on the short term loans. As of December 31, 2017 and 2016, the Company had current portion of restricted cash of $6,753,685 and $1,439,926, respectively.

As of December 31, 2017, the Company had non-current portion of restricted cash of $500,000 which was held as security in an escrow account to satisfy the initial $500,000 in potential indemnification obligations arising during an escrow period of two years following the closing date on August 2, 2017.